Postretirement Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Postretirement Plans
Note 13 – Postretirement Plans
The components of net periodic benefit (income)/cost were as follows:

	Six months ended June 30		Three months ended June 30
Pension Plans	2024	2023	2024	2023
Service cost	$3	$2	$1	$1
Interest cost	1,318	1,410	659	$705
Expected return on plan assets	(1,656)	(1,720)	(827)	(859)
Amortization of prior service credits	(41)	(41)	(21)	(21)
Recognized net actuarial loss	134	83	67	41

Net periodic benefit income	($242)	($266)	($121)	($133)

Net periodic benefit cost included in Loss from operations	$3	$2	$1	$1
Net periodic benefit income included in Other income, net	(245)	(268)	(122)	($134)

Net periodic benefit income included in Loss before income taxes	($242)	($266)	($121)	($133)

	Six months ended June 30		Three months ended June 30
Other Postretirement Plans	2024	2023	2024	2023
Service cost	25	$24	$13	$12
Interest cost	62	74	31	37
Expected return on plan assets	(6)	(4)	(4)	(2)
Amortization of prior service credits	(5)	(11)	(2)	(5)
Recognized net actuarial gain	(88)	(88)	(44)	(44)

Net periodic benefit income	($12)	($5)	($6)	($2)

Net periodic benefit cost included in Loss from operations	23	$31	$12	$16
Net periodic benefit income included in Other income, net	(37)	(29)	(19)	(14)

Net periodic benefit (income)/cost included in Loss before income taxes	($14)	$2	($7)	$2

Note 16 – Postretirement Plans
Many of our employees have earned benefits under defined benefit pension plans. The majority of employees that had participated in defined benefit pension plans have transitioned to a company-funded defined contribution retirement savings plan.
We fund our major pension plans through trusts. Pension assets are placed in trust solely for the benefit of the plans’ participants and are structured to maintain liquidity that is sufficient to pay benefit obligations as well as to keep pace over the long-term with the growth of obligations for future benefit payments.
We also have other postretirement benefits (OPB) other than pensions which consist principally of health care coverage for eligible retirees and qualifying dependents, and to a lesser extent, life insurance to certain groups of retirees. Retiree health care is provided principally until age 65 for approximately three-fourths of those participants who are eligible for retiree health care coverage. Certain employee groups, including employees covered by most United Auto Workers bargaining agreements, are provided lifetime health care coverage.
The funded status of the plans is measured as the difference between the plan assets at fair value and the projected benefit obligation (PBO). We have recognized the aggregate of all overfunded plans in Other assets and the aggregate of all underfunded plans in either Accrued retiree health care or Accrued pension plan liability, net. The portion of the amount by which the actuarial present value of benefits included in the PBO exceeds the fair value of plan assets, payable in the next 12 months, is reflected in Accrued liabilities.
The components of net periodic benefit (income)/cost were as follows:

	Pension			Other Postretirement Benefits
Years ended December 31,	2023	2022	2021	2023	2022	2021
Service cost	$2	$3	$3	$49	$72	$87
Interest cost	2,820	2,080	1,988	148	98	97
Expected return on plan assets	(3,441)	(3,789)	(3,848)	(9)	(10)	(7)
Amortization of prior service credits	(81)	(81)	(80)	(22)	(35)	(35)
Recognized net actuarial loss/(gain)	173	913	1,219	(175)	(111)	(56)
Settlement/curtailment (gain)/loss		(4)	193

Net periodic benefit (income)/cost	($527)	($878)	($525)	($9)	$14	$86

Net periodic benefit cost included in Loss from operations	$2	$3	$3	$62	$79	$90

Net periodic benefit income included in Other income, net	(529)	(881)	(528)	(58)	(58)	(1)

Net periodic benefit (income)/cost included in Loss before income taxes	($527)	($878)	($525)	$4	$21	$89

The following tables show changes in the benefit obligation, plan assets and funded status of both pensions and OPB for the years ended December 31, 2023 and 2022. Benefit obligation balances presented below reflect the PBO for our pension plans and accumulated postretirement benefit obligations (APBO) for our OPB plans.

	Pension		Other Postretirement Benefits
	2023	2022	2023	2022
Change in benefit obligation
Beginning balance	$55,117	$75,635	$2,978	$4,092
Service cost	2	3	49	72
Interest cost	2,820	2,080	148	98
Amendments		1
Actuarial loss/(gain)	1,217	(17,605)	(152)	(914)
Gross benefits paid	(4,837)	(4,971)	(375)	(406)
Subsidies			2	39
Exchange rate adjustment	6	(26)	1	(3)

Ending balance	$54,325	$55,117	$2,651	$2,978

Change in plan assets
Beginning balance at fair value	$49,825	$67,813	$140	$172
Actual return on plan assets	3,756	(13,141)	23	(27)
Company contribution		2
Plan participants’ contributions			4	6
Benefits paid	(4,698)	(4,824)	(4)	(11)
Exchange rate adjustment	8	(25)

Ending balance at fair value	$48,891	$49,825	$163	$140

Amounts recognized in statement of financial position at December 31 consist of:
Other assets	$1,219	$987	$81	$21
Accrued liabilities	(137)	(138)	(336)	(356)
Accrued retiree health care			(2,233)	(2,503)
Accrued pension plan liability, net	(6,516)	(6,141)

Net amount recognized	($5,434)	($5,292)	($2,488)	($2,838)

Amounts recognized in Accumulated other comprehensive loss (AOCI) at December 31 were as follows:

	Pension		Other Postretirement Benefits
	2023	2022	2023	2022
Net actuarial loss/(gain)	$18,175	$17,448	($1,852)	($1,862)
Prior service credits	(1,143)	(1,224)	(19)	(41)

Total recognized in AOCI	$17,032	$16,224	($1,871)	($1,903)

The accumulated benefit obligation (ABO) for all pension plans was $53,671 and $54,481 at December 31, 2023 and 2022. Key information for our plans with ABO and PBO in excess of plan assets as of December 31 was as follows:

	2023	2022
Accumulated benefit obligation	$47,665	$48,134
Fair value of plan assets	41,666	42,491

	2023	2022
Projected benefit obligation	$48,320	$48,770
Fair value of plan assets	41,666	42,491

Assumptions
The following assumptions, which are the weighted average for all plans, are used to calculate the benefit obligation at December 31 of each year and the net periodic benefit cost for the subsequent year.

December 31,	2023	2022	2021
Discount rate:
Pension	5.10%	5.40%	2.80%
Other postretirement benefits	5.00%	5.30%	2.50%
Expected return on plan assets	6.00%	6.00%	6.30%
Rate of compensation increase	4.30%	4.30%	4.30%
Interest crediting rates for cash balance plans	5.00%	5.00%	5.00%

The discount rate for each plan is determined based on the plans’ expected future benefit payments using a yield curve developed from high quality bonds that are rated as Aa or better by at least half of the four rating agencies utilized as of the measurement date. The yield curve is fitted to yields developed from bonds at various maturity points. Bonds with the ten percent highest and the ten percent lowest yields are omitted. The present value of each plan’s benefits is calculated by applying the discount rates to projected benefit cash flows.
The pension fund’s expected return on plan assets assumption is derived from a review of actual historical returns achieved by the pension trust and anticipated future long-term performance of individual asset classes. While consideration is given to historical returns, the assumption represents a long-term, prospective return. The expected return on plan assets component of the net periodic benefit cost for the upcoming plan year is determined based on the expected return on plan assets assumption and the market-related value of plan assets (MRVA). Since our adoption of the accounting standard for pensions in 1987, we have determined the MRVA based on a five-year moving average of plan assets. As of December 31, 2023, the MRVA was approximately $8,466 more than the fair market value of assets.
Assumed health care cost trend rates were as follows:

December 31,	2023	2022	2021
Health care cost trend rate assumed next year	5.50%	5.50%	4.50%
Ultimate trend rate	4.50%	4.50%	4.50%
Year that trend reaches ultimate rate	2028	2028	2021

Plan Assets
Investment Strategy
The overall objective of our pension assets is to earn a rate of return over time to satisfy the benefit obligations of the pension plans and to maintain sufficient liquidity to pay benefits and address other cash requirements of the pension fund. Specific investment objectives for our long-term investment strategy include reducing the volatility of pension assets relative to pension liabilities, achieving a competitive total investment return, achieving diversification between and within asset classes and managing other risks. Investment objectives for each asset class are determined based on specific risks and investment opportunities identified.
We periodically update our long-term, strategic asset allocations. We use various analytics to determine the optimal asset mix and consider plan liability characteristics, liquidity characteristics, funding requirements, expected rates of return and the distribution of returns. A key element of our strategy is to de-risk
the plan as the funded status of the plan increases. During 2023, we completed a strategy review including an asset/liability study and, as a result, target allocations were updated with a modest increase to risk assets. The changes in the asset allocation are reflected in the table below. We identify investment benchmarks to evaluate performance for the asset classes in the strategic asset allocation that are market-based and investable where possible. Actual allocations to each asset class vary from target allocations due to periodic investment strategy changes, market value fluctuations, the length of time it takes to fully implement investment allocation positions, and the timing of benefit payments and contributions. Short-term investments and exchange-traded derivatives are used to rebalance the actual asset allocation to the target asset allocation. The asset allocation is monitored and rebalanced frequently. The actual and target allocations by asset class for the pension assets at December 31 were as follows:

	Actual Allocations		Target Allocations
Asset Class	2023	2022	2023	2022
Fixed income	60%	63%	59%	63%
Global equity	19	14	20	20
Private equity	8	8	7	4
Real estate and real assets	7	8	7	7
Hedge funds	6	7	7	6

Total	100%	100%	100%	100%

Fixed income securities are invested primarily in a diversified portfolio of long duration instruments as well as Emerging Market, Structured, High Yield and Private Debt. Global equity securities are invested in a diversified portfolio of U.S. and
non-U.S.
companies, across various industries and market capitalizations.
Private equity investment vehicles are primarily limited partnerships (LPs) that mainly invest in U.S. and
non-U.S.
leveraged buyout, venture capital, growth and special situation strategies. Real estate and real assets include global private investments that may be held through investments in LPs or other fund structures. Real estate includes, but is not limited to, investments in office, retail, apartment and industrial properties. Real assets include, but are not limited to, investments in natural resources (such as energy, farmland and timber), commodities and infrastructure.
Hedge fund investments seek to capitalize on inefficiencies identified across and within different asset classes or markets. Hedge fund strategy types include, but are not limited to, directional, event driven, relative value and long-short.
Investment managers are retained for explicit investment roles specified by contractual investment guidelines. Certain investment managers are authorized to use derivatives, such as equity or bond futures, swaps, options and currency futures or forwards. Derivatives are used to achieve the desired market exposure of a security or an index, transfer value-added performance between asset classes, achieve the desired currency exposure, adjust portfolio duration or rebalance the total portfolio to the target asset allocation.
As a percentage of total pension assets, derivative net notional amounts were 38.3% and 37.1% for fixed income, including to-be-announced
mortgage-backed securities and treasury forwards, and 2.1% and (5.6%) for global equity and commodities at December 31, 2023 and 2022.
In November 2020, the Company elected to contribute $3,000 of our common stock to the pension fund. An independent fiduciary was retained to manage and liquidate the stock over time at its discretion. At December 31, 2022, plan assets included $1,782 of our common stock, which was liquidated during 2023.
Risk Management
In managing the pension assets, we review and manage risk associated with funded status risk, interest rate risk, market risk, counterparty risk, liquidity risk and operational risk. Liability matching and asset class diversification are central to our risk management approach and are integral to the overall investment strategy. Further, asset classes are constructed to achieve diversification by investment strategy, by investment manager, by industry or sector and by holding. Investment manager guidelines for publicly traded assets are specified and are monitored regularly through the custodian. Credit parameters for counterparties have been established for managers permitted to trade over-the-counter
derivatives. Valuation is governed through several types of procedures, including reviews of manager valuation policies, custodian valuation processes, pricing vendor practices, pricing reconciliation and periodic, security-specific valuation testing.
Fair Value Measurements
The following table presents our plan assets using the fair value hierarchy as of December 31, 2023 and 2022. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets. Level 2 refers to fair values estimated using significant other observable inputs and Level 3 includes fair values estimated using significant unobservable inputs.

	December 31, 2023				December 31, 2022
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Fixed income securities:
Corporate	$17,809		$17,750	$59	$15,095		$15,025	$70
U.S. government and agencies	6,822		6,822		7,827		7,827
Mortgage backed and asset backed	505		344	161	664		502	162
Municipal	816		816		843		811	32
Sovereign	720		720		706		706
Other	9	$6		3	8	$8
Derivatives:
Assets	69		69		36		36
Liabilities					(87)		(87)
Cash equivalents and other short-term investments	326		326		571		571

	December 31, 2023				December 31, 2022
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Equity securities:
U.S. common and preferred stock	3,391	3,391			2,931	2,931
Non-U.S. common and preferred stock	2,204	2,204			2,023	2,023
Boeing company stock					1,782	1,782
Derivatives:
Assets
Liabilities					(1)		(1)
Private equity
Real estate and real assets:
Real estate
Real assets	385	349	33	3	362	310	47	5
Derivatives:
Assets					1		1
Liabilities					(8)		(7)	(1)

Total	$33,056	$5,950	$26,880	$226	$32,753	$7,054	$25,431	$268

Fixed income common/collective/pooled funds	$1,378				$1,511
Fixed income other	1,364				832
Equity common/collective/ pooled funds	2,702				2,757
Private equity	4,102				4,239
Real estate and real assets	3,138				3,525
Hedge funds	2,751				3,391

Total investments measured at NAV as a practical expedient	$15,435				$16,255

Cash	$86				$409
Receivables	438				541
Payables	(124)				(133)

Total	$48,891				$49,825

Fixed income securities are primarily valued upon a market approach, using matrix pricing and considering a security’s relationship to other securities for which quoted prices in an active market may be available, or an income approach, converting future cash flows to a single present value amount.
Inputs used in developing fair value estimates include reported trades, broker quotes, benchmark yields and base spreads.

Common/collective/pooled funds are typically common or collective trusts valued at their net asset values (NAVs) that are calculated by the investment manager or sponsor of the fund and have daily or monthly liquidity.
Derivatives included in the table above are
over-the-counter
and are primarily valued using an income approach with inputs that include benchmark yields, swap curves, cash flow analysis, rating agency data and interdealer broker rates. Exchange-traded derivative positions are reported in accordance with changes in daily variation margin which is settled daily and therefore reflected in the payables and receivables portion of the table.
Cash equivalents and other short-term investments (which are used to pay benefits) are held in a separate account which consists of a commingled fund (with daily liquidity) and separately held short-term securities and cash equivalents. All of the investments in this cash vehicle are valued daily using a market approach with inputs that include quoted market prices for similar instruments. In the event a market price is not available for instruments with an original maturity of one year or less, amortized cost is used as a proxy for fair value. Common and preferred stock equity securities are primarily valued using a market approach based on the quoted market prices of identical instruments.
Private equity and private debt NAV valuations are based on the valuation of the underlying investments, which include inputs such as cost, operating results, discounted future cash flows and market based comparable data. For those investments reported on a one-quarter
lagged basis (primarily LPs) we use NAVs, adjusted for subsequent cash flows and significant events.
Real estate and real asset NAVs are based on the valuation of the underlying investments, which include inputs such as cost, discounted future cash flows, independent appraisals and market based comparable data. For those investments reported on a one-quarter
lagged basis (primarily LPs), NAVs are adjusted for subsequent cash flows and significant events. Publicly traded infrastructure stocks are valued using a market approach based on quoted market prices of identical instruments. Exchange-traded commodities futures positions are reported in accordance with changes in daily variation margin which is settled daily and therefore reflected in the payables and receivables portion of the table.
Hedge fund NAVs are generally based on the valuation of the underlying investments. This is primarily done by applying a market or income valuation methodology depending on the specific type of security or instrument held.
Investments in private equity, private debt, real estate, real assets and hedge funds are primarily calculated and reported by the General Partner, fund manager or third-party administrator. Additionally, some investments in fixed income and equity are made via commingled vehicles and are valued in a similar fashion. Pension assets invested in commingled and LP structures rely on the NAV of these investments as the practical expedient for the valuations.

The following tables summarizes the changes of Level 3 assets, reconciled by asset class, held during the years ended December 31, 2023 and 2022. Transfers into and out of Level 3 are reported at the beginning-of-year
values.

	January 1 2023 Balance	Net Realized and Unrealized Gains/(Losses)	Net Purchases, Issuances and Settlements	Net Transfers Into/(Out of) Level 3	December 31 2023 Balance
Fixed income securities:
Corporate	$70	$5	($16)		$59
U.S. government and agencies			(1)	$1
Mortgage backed and asset backed	162	7	10	(18)	161
Municipal	32		(5)	(27)
Other		3			3
Real assets	4	(1)			3

Total	$268	$14	($12)	($44)	$226

	January 1 2022 Balance	Net Realized and Unrealized Gains/(Losses)	Net Purchases, Issuances and Settlements	Net Transfers Into/(Out of) Level 3	December 31 2022 Balance
Fixed income securities:
Corporate	$53	($19)	$3	$33	$70
Mortgage backed and asset backed	102	(11)	16	55	162
Municipal	29	(14)	9	8	32
Sovereign	9			(9)
Equity securities:
Non-U.S. common and preferred stock	5	(45)	(2)	42
Real assets		(1)	5		4

Total	$198	($90)	$31	$129	$268

For the year ended December 31, 2023, the changes in unrealized gains/(losses) for Level 3 assets still held at December 31, 2023 were $2 for corporate fixed income securities, $6 for mortgage backed and asset backed fixed income securities, and $3 for other fixed income securities. For the year ended December 31, 2022, the changes in unrealized gains/(losses) for Level 3 assets still held at December 31, 2022 were ($16) for corporate fixed income securities, ($11) for mortgage backed and asset backed fixed income securities, ($14) for municipal fixed income securities, and ($1
)
for real asset securities.
OPB Plan Assets
The majority of OPB plan assets are invested in a balanced index fund which is comprised of approximately 60% equities and 40% debt securities. The index fund is valued using a market approach based on the quoted market price of an identical instrument (Level 1). The expected rate of return on these assets does not have a material effect on the net periodic benefit cost.
Cash Flows
Contributions
Required pension contributions under the Employee Retirement Income Security Act (ERISA), as well as rules governing funding of our non-US
pension plans, are not expected to be significant in 2024. We do not expect to make discretionary contributions to our pension plans in 2024.

Estimated Future Benefit Payments
The table below reflects the total pension benefits expected to be paid from the plans or from our assets, including both our share of the benefit cost and the participants’ share of the cost, which is funded by participant contributions. OPB payments reflect our portion only.

Year(s)	2024	2025	2026	2027	2028	2029-2033
Pensions	$4,524	$4,425	$4,345	$4,241	$4,143	$19,106
Other postretirement benefits:
Gross benefits paid	358	341	319	295	269	1,004
Subsidies	(12)	(13)	(13)	(13)	(13)	(61)

Net other postretirement benefits	$346	$328	$306	$282	$256	$943

Termination Provisions
Certain of the pension plans provide that, in the event there is a change in control of the Company which is not approved by the Board of Directors and the plans are terminated within five years thereafter, the assets in the plan first will be used to provide the level of retirement benefits required by ERISA, and then any surplus will be used to fund a trust to continue present and future payments under the postretirement medical and life insurance benefits in our group insurance benefit programs.
Should we terminate certain pension plans under conditions in which the plan’s assets exceed that plan’s obligations, the U.S. government will be entitled to a fair allocation of any of the plan’s assets based on plan contributions that were reimbursed under U.S. government contracts.
Defined Contribution Plans
We provide certain defined contribution plans to all eligible employees. The principal plans are the Company-sponsored 401(k) plans. The expense for these defined contribution plans was $1,564, $1,260 and $1,268 in 2023, 2022 and 2021, respectively.